Organization and Summary of Significant Accounting Policies - Allowance for Loan and Lease Losses (Details) - Consumer	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Minimum
Allowance for loan and lease losses
Threshold period past due for charge-off	120 days	120 days
Maximum
Allowance for loan and lease losses
Threshold period past due for charge-off	180 days	180 days